UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2001

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          FLETCHER INTERNATIONAL LIMITED
Address:       C/O HSBC TRUST CORPORATION (CAYMAN) LIMITED
               P.O. BOX 1109
               MARY STREET
               GRAND CAYMAN, CAYMAN ISLANDS, B.W.I.

Form 13F File Number: 28 - 6011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          DENIS KIELY
Title:         DEPUTY CHIEF EXECUTIVE OFFICER
               OF FLETCHER ASSET MANAGEMENT, INC., AS INVESTMENT ADVISOR FOR
               FLETCHER INTERNATIONAL LIMITED
Phone:         (212) 284-4800

Signature, Place, and Date of Signing:

FLETCHER ASSET MANAGEMENT, INC., AS INVESTMENT ADVISOR FOR FLETCHER INTERNATIONAL LIMITED, BY:


/s/ DENIS KIELY
----------------------------   ----------------------     --------------------
    DENIS KIELY                  NEW YORK, NEW YORK          JULY 24, 2001
    DEPUTY CHIEF
    EXECUTIVE OFFICER



Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28-3480                     FLETCHER ASSET MANAGEMENT, INC.